SHARE CAPITAL (Details Textual) - Class of Stock [Domain] - Equity Component [Domain]	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2015 USD ($) $ / shares $ / Unit shares	Mar. 31, 2014 USD ($)	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($)	Mar. 31, 2014 USD ($)	Mar. 31, 2013 USD ($)
Proceeds from issuance of shares, net of issue costs	$ 6,788,988	$ 0	$ 2,604,453	$ 88,991	$ 147,837	$ 1,393,551
Debt Conversion, Converted Instrument, Shares Issued | shares			33,333
Stock Issued During Period, Value, Stock Options Exercised			$ 228,875
Share-based Compensation	$ 371,637	$ 0	$ 112,573	0	$ 0	$ 117,192
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 1.35
Class of Warrant or Right, Outstanding | shares	10,823,450
Secured Debt				$ 241,185
Unsecured Debt [Member]
Debt Conversion, Converted Instrument, Shares Issued | shares			436,908
Debt Conversion, Converted Instrument, Amount			$ 138,888
Investor [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares			$ 0.23
Exchangable Shares [Member]
Stock Issued During Period, Shares, Other | shares			10,792,335
Shares Issued, Price Per Share | $ / shares			$ 0.24
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period | shares			1,310,734
Stock Issued During Period, Value, Stock Options Exercised			$ 228,875
Stock Transferred To Lenders | shares	314,560
Stock Reimbursed To Officers | shares	320,000
Share-based Compensation	$ 210,323
Payments of Stock Issuance Costs			$ 11,609
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable	$ 50,000,000
Stock Issued During The Period, Value, Issued On Private Placement | shares	262,904
Secured Debt	$ 241,185
First Closing [Member]
Stock Units Issued During Period | shares	7,735,750
Proceeds From Issuance of Stock Units	$ 6,188,600
Stock Units Issued During Period, Purchase Price Per Unit | $ / Unit	0.80
Stock Units Description	Each Unit consists of one common share of the Company, and a warrant to purchase one common share of the Company at an exercise price of $1.40 per share exercisable for 4 years.
Warrants Exercisable Period	4 years
Bridge Loan	$ 500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 1.40
Payments of Stock Issuance Costs	$ 848,822
Class of Warrant or Right, Outstanding | shares	773,575
Business Acquisition, Percentage of Voting Interests Acquired	100.00%
First Closing [Member] | Investor [Member]
Stock Issued During Period, Shares, Acquisitions | shares	7,735,750
First Closing [Member] | Drywave Stockholders [Member]
Stock Issued During Period, Shares, Acquisitions | shares	6,000,000
First Closing [Member] | Broker warrants [Member]
Warrants Exercisable Period	4 years
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 0.80
Second Closing [Member]
Stock Units Issued During Period | shares	1,212,500
Proceeds From Issuance of Stock Units	$ 970,000
Stock Units Description	Each Unit consisted of one common share of the Company, and a warrant to purchase one common share of the Company at an exercise price of $1.40 per share exercisable for 4 years.
Warrants Exercisable Period	4 years
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 1.40
Payments of Stock Issuance Costs	$ 141,100
Class of Warrant or Right, Outstanding | shares	121,250
Second Closing [Member] | Broker warrants [Member]
Warrants Exercisable Period	4 years
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 0.80
Third Closing [Member]
Stock Units Issued During Period | shares	891,250
Proceeds From Issuance of Stock Units	$ 713,000
Stock Units Description	Each Unit consisted of one common share of the Company, and a warrant to purchase one common share of the Company at an exercise price of $1.40 per share exercisable for 4 years.
Warrants Exercisable Period	4 years
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 1.40
Payments of Stock Issuance Costs	$ 97,098
Class of Warrant or Right, Outstanding | shares	89,125
Third Closing [Member] | Broker warrants [Member]
Warrants Exercisable Period	4 years
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 0.80
Convertible Secured Promissory Note [Member]
Debt Conversion, Converted Instrument, Shares Issued | shares			575,234
Debt Conversion, Converted Instrument, Amount			$ 124,523
Debt Conversion, Converted Instrument, Rate			20.00%